Schedule of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance - Beginning of period		$ 8,130
Impairment of goodwill		(7,642)
Impact of foreign exchange rate changes		(488)
Balance - Ending of period			$ 8,130